Leases	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Leases
14. Leases
The Company as a lessee
The Company leases some aircraft under long-term lease agreements with an average duration of 13 years. Aircraft under operating leases may be renewed in accordance with management’s business plan.
Other leased assets include real estate, airport and terminal facilities, sales offices, maintenance facilities, and general offices. Most lease agreements include renewal options; a few have escalation clauses, but no purchase options.
Information about leases for which the Company is a lessee is presented below:
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2021	$192,361	$21,918	$214,279
Additions	29,157	1,085	30,242
Depreciation expense	(73,687)	(4,506)	(78,193)
Balance at December 31, 2021	$147,831	$18,497	$166,328
Additions	132,122	10,069	142,191
Depreciation expense	(69,167)	(4,972)	(74,139)
Balance at December 31, 2022	$210,786	$23,594	$234,380
Additions	120,747	1,960	122,707
Depreciation expense	(70,622)	(5,319)	(75,941)
Balance at December 31, 2023	$260,911	$20,235	$281,146
Additions to the right-of-use assets include new leases, contract extensions, changes in discount rate and changes in rental payments.
During 2023, the Company entered into lease transactions with third parties, for 1 new Boeing 737 MAX 9 aircraft for approximately 8 years (2022: 3 new Boeing 737 MAX 9).
Lease liabilities

	2023	2022
Current portion of lease liability
Aircraft	$62,234	$74,906
Real estate	6,070	5,178
	$68,304	$80,084
Long-term lease liability
Aircraft	$196,873	$135,609
Real estate	18,480	22,680
	$215,353	$158,289
	$283,657	$238,373
For leases under IFRS 16 the Company recognizes a provision to estimate the costs for work required to be performed just before the redelivery of the aircraft to the lessors and which does not depend on the aircraft utilization. This provision is booked as a dismantling provision cost under “long term liabilities” in the consolidated statement of financial position. As of December 31, 2023 the total liability related to leases including the provision of dismantling amounts to $310.8 million (2022: $266.4 million).
The Company had total cash outflows for leases of $92.2 million the year ended as December 31, 2023 (2022: $85.6 million ).
As of December 31, 2023 the average incremental borrowing rate of leased aircraft is 4.6% (2022: 3.6%).
The maturity analysis of lease liabilities is disclosed in note 28.5.
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2023	2022	2021
Depreciation and amortization
Depreciation expense of right of use assets	$75,941	$74,139	$78,193

Other operating and administrative expenses
Short-term leases	$12,310	$9,530	$440
Leases of low-value assets	425	377	279
Variable lease payments not include in the measurement of lease liabilities	2,895	3,222	1,352
Variable lease payments by rental concessions received	—	—	(1,295)
	$15,630	$13,129	$776
Finance cost
Interest expense on lease liability	$12,173	$6,626	$6,806
Unwinding of discount and changes in the discount rate	1,106	819	762
	$13,279	$7,445	$7,568
	$104,850	$94,713	$86,537
Some property leases contain variable payment terms that are linked to the number of passengers or employees using the areas. Additionally, some aircraft leases contain variable payment terms that depend on the aircraft’s flight hours.
The unwinding of discount and changes in the discount rate over leased aircraft correspond to the interest expenses of the discounted dismantling provision.
As of December 31, 2023 and 2022, the Company did not receive concessions as a direct consequence of the Covid-19 pandemic. As of December 31, 2021, the Company received rent concessions occurred as a direct consequence of the Covid-19 pandemic only for its real estate leases, and applied the practical expedient, accounting the concession in the form of forgiveness or deferral of lease payments, as a negative variable lease payment to the concessions.
The Company as a lessor
From June 2015 to August 2022, the Company leased two aircraft Boeing 737-700, as part of the strategy of fleet management, in order to optimize the use of aircraft in relation to the routes scheduled for those years. Both leases expired during 2022 and both aircraft airframes were sold to third parties.
Total lease income amounts to $1.7 million for the period ended December 31, 2022 (2021: $3.0 million), and is included under “Other operating revenue” in the accompanying consolidated statement of profit or loss.